Financial Instruments and Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($) T
Foreign exchange risk [member] | Mongolian Tugrik [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange gain (loss)	$ 20.4	$ 19.2
Interest rate risk [member] | London Interbank Offered Rate (LIBOR) [member]
Disclosure of fair value measurement of assets [line items]
Calculated change in net earnings due to 100 basis point increase in LIBOR interest rates	$ 41.5	$ 40.7
Commodity price risk [member]
Disclosure of fair value measurement of assets [line items]
Copper in concentrate, sales | T	21,800	29,400